Income (Loss) Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Basic And Diluted Income (Loss) From Continuing Operations
The following table provides a reconciliation of the numerator and denominator of the basic and diluted earnings per unit computations for the years ended December 31, 2012 and 2011. For the periods from May 26, 2010 to December 31, 2010 and from January 1, 2010 to May 25, 2010, diluted earnings per unit equals basic earnings per unit because all instruments were antidilutive.

	For the Year Ended December 31, 2012			For the Year Ended December 31, 2011
	Income (Numerator)	Units (Denominator)	Per-Unit Amount	Income (Numerator)	Units (Denominator)	Per-Unit Amount
Basic income per unit
Limited Partners’ interest in net income	$27	167,492,735	$0.16	$57	145,490,869	$0.39
Effect of Dilutive Securities:
Common unit options	—	10,854		—	19,192
Phantom units *	—	223,325		—	148,388
Series A Preferred Units	(5)	4,658,700		(10)	4,632,389
Diluted income per unit	$22	172,385,614	$0.13	$47	150,290,838	$0.32
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*	Amount assumes maximum conversion rate for market condition awards.

Weighted Average Outstanding Amount Of Securities
The following data show securities that could potentially dilute earnings per unit in the future that were not included in the computation of diluted earnings per unit because to do so would have been antidilutive for the periods presented:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Restricted (non-vested) common units	—	—	—	396,918
Common unit options	—	—	259,650	298,400
Phantom units *	—	—	366,489	369,346
Series A Preferred Units	—	—	4,584,192	4,584,192
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*	Amount assumes maximum conversion rate for market condition awards.